Note 6 - Leases - Operating Lease Income Statement Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of goods sold	$ 965,224	$ 715,086
Cost of Goods Sold [Member]
Cost of goods sold	107,140	119,437
Cost of Services [Member]
Cost of goods sold	147,558	104,344
Research and Development Expense [Member]
Cost of goods sold	273,823	360,159
Selling, General and Administrative Expenses [Member]
Cost of goods sold	$ 436,703	$ 131,146